SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA ● ASIA PACIFIC ● EUROPE

June 3, 2020

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Future Innovators ETF, a series of BlackRock ETF Trust

Post-Effective Amendment No. 6 to the Registration Statement

on Form N-1A (File Nos. 333-228832 and 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for shares of a new series of the Trust, BlackRock Future Innovators ETF (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock U.S. Equity Factor Rotation ETF, which was filed on March 13, 2019 (the “Prior Filing”). While the Fund’s Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Prospectus:

•	Portfolio Holdings Information
•	Shareholder Information
•	Distribution
•	Financial Highlights
•	Disclaimers

Statement of Additional Information:

•	Exchange Listing and Trading
•	Continuous Offering
•	Determination of Net Asset Value
•	Additional Information Concerning the Trust
•	Miscellaneous Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	John A. MacKinnon

Janey Ahn

Dean Caruvana